Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions		3 Months Ended
		Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		$ 1,817
Gains/(losses) recorded in income		7
Gains/(losses) recorded in OCI		1
Purchases/ Issuances		46
Sales/ Settlements		(46)
Fair value, ending balance		1,825	$ 1,817
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	8
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		23	12	$ 25
Gains/(losses) recorded in income			(2)	(18)
Purchases/ Issuances			(2)	3
Sales/ Settlements			2
Transfers into/out of Level 3		3	13
Fair value, ending balance			23	10
Fair value, beginning balance		23
Gains/(losses) recorded in income		(5)
Purchases/ Issuances		(3)
Fair value, ending balance		18	23
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(4)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance				(12)
Sales/ Settlements				12
Obligations related to securities sold short [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(1)	(6)	(3)
Purchases/ Issuances				(2)
Sales/ Settlements				3
Transfers into/out of Level 3			5	(1)
Fair value, ending balance		(1)	(1)	(3)
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		6	35	43
Gains/(losses) recorded in income				(1)
Purchases/ Issuances		1	6
Sales/ Settlements			(28)	(1)
Transfers into/out of Level 3		(6)	(7)	(29)
Fair value, ending balance		1	6	12
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1
Purchases/ Issuances		1
Transfers into/out of Level 3		(1)
Fair value, ending balance		1	1
Trading assets [member] | Trading loans [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		5
Transfers into/out of Level 3		(5)
Fair value, ending balance			5
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,789	1,709	1,735
Gains/(losses) recorded in income		12	45	74
Gains/(losses) recorded in OCI		1	2
Purchases/ Issuances		48	54	56
Sales/ Settlements		(46)	(19)	(62)
Transfers into/out of Level 3		3	(2)	(115)
Fair value, ending balance		1,807	1,789	$ 1,688
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	12
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		55
Gains/(losses) recorded in income		(3)
Gains/(losses) recorded in OCI		(2)
Sales/ Settlements		(8)
Fair value, ending balance		42	55
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(3)
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,734
Gains/(losses) recorded in income		15
Gains/(losses) recorded in OCI		3
Purchases/ Issuances		48
Sales/ Settlements		(38)
Transfers into/out of Level 3		3
Fair value, ending balance		1,765	1,734
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	15
Derivative financial assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		32
Gains/(losses) recorded in income		2
Purchases/ Issuances		1
Transfers into/out of Level 3		(5)
Fair value, ending balance		30	32
Change in unrealized gains/(losses)recorded in income for instruments still held	[1],[2]	3
Derivative financial assets [member] | Credit contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		3
Gains/(losses) recorded in income		0
Fair value, ending balance		3	3
Derivative financial assets [member] | Commodity Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		15
Gains/(losses) recorded in income		(5)
Fair value, ending balance		10	15
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(5)
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(22)
Gains/(losses) recorded in income		2
Purchases/ Issuances		(4)
Transfers into/out of Level 3		8
Fair value, ending balance		(16)	(22)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1],[2]	2
Credit contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(1)
Gains/(losses) recorded in income		(1)
Fair value, ending balance		(2)	(1)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(1)
Commodity Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(4)
Gains/(losses) recorded in income		(3)
Fair value, ending balance		(7)	$ (4)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	$ (3)

[1]	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
[2]	Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.